NON-CONTROLLING INTEREST (Details Narrative) - $ / shares		12 Months Ended
	Aug. 19, 2024	Dec. 31, 2023	Sep. 30, 2024	Dec. 31, 2022	Nov. 15, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares issued		145,642,333	82,238,648	123,345,985
Common stock, shares outstanding		145,642,333	82,238,648	123,345,985
Stock transactions, shares	8,973,405
Affiliate [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Options exercisable price		$ 0.08849
Stock issued during period shares exercise of options		6,021,967
Stock issued during period shares cash les exercise of options		4,541,801
Pharmalectin, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares issued		29,410,000	15,000,000
Common stock, shares outstanding		29,410,000	15,000,000
Fixed conversion rate		$ 1.18864
Pharmalectin, Inc. [Member] | Joint Venture Aggrement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares outstanding					15,000,000
Percentage of oustanding shares					17.50%
Common stock, shares outstanding	14,410,000
Percentage of shares exchanged	49.00%
Pharmalectin, Inc. [Member] | Parent Company [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares outstanding		15,000,000
Percentage of oustanding shares		51.00%
Pharmalectin, Inc. [Member] | Affiliate [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares outstanding		14,410,000
Options outstanding		1,358,466		1,358,466
Options exercisable price				$ 0.33
Pharmalectin, Inc. [Member] | Beneficial Ownership [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of oustanding shares		49.00%
Bioxytran [Member] | Affiliate [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fixed conversion rate		$ 1.18864